Warrant Liabilities	12 Months Ended
Dec. 31, 2020
Warrant Liabilities
Warrant Liabilities

8. Warrant Liabilities

As part of dMY’s initial public offering, dMY issued to third-party investors 23.0 million units, consisting of one share of Class A common stock of dMY and one-half of one Public Warrant, at a price of $10.00 per unit. Each whole Public Warrant entitled the holder to purchase one share of Class A Common Stock at an exercise price of  $11.50 per share. Simultaneously with the dMY initial public offering, 6,600,000 Private Placement Warrants were sold to the Sponsor and an additional 75,000 Working Capital Warrants were issued to the Sponsor upon the Closing in connection with converting certain working capital loans into warrants. Each Private Warrant allows the Sponsor to purchase one share of Class A Common Stock at $11.50 per share. Subsequent to the Business Combination, 11,500,000 Public Warrants and 6,675,000 Private Warrants remained outstanding as of December 31, 2020.

The Private Warrants and the shares of Class A Common Stock issuable upon the exercise of the Private Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company classified the Warrants pursuant to ASC 815-40 as derivative liabilities with subsequent changes in their respective fair values recognized in its consolidated statement of operations and comprehensive income (loss) at each reporting date.

At December 31, 2020, approximately 18,175,000 Warrants were outstanding.

As of the date of this amended report, none of the Public Warrants or Private Warrants remain outstanding. See Note 18 for additional information.